Intangible assets, net - Intangible assets, net- Schedule Of Indefinite-lived And Definite-lived Intangible Assets (parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 67,266	$ 42,253
Software development costs [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	56,770	41,605
Licensing Agreements [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	7,751	154
Customer relationships [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 2,745	$ 494